Accrual for Loss on Inventory Purchase Commitments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 USD ($)
Accrual for Loss on Inventory Purchase Commitments
Provision for inventory purchase commitments	0	480,182		851,694
Accrual for potential losses on inventory firm purchase commitments			815,694
Period of failed to accept deliveries from vendor	6 months	6 months	6 months
Accrual for loss on inventory purchase commitments	1,331,877	1,331,877			214,660
Accrual for loss on inventory purchase commitments recorded as a reduction to "prepayment to suppliers"	87,134				14,045
Accrual for loss on inventory purchase commitments recorded in "other current liabilities and accrued expenses"	13,042				2,102
Accrual for loss on inventory purchase commitments recorded in "other liabilities"	1,231,701	1,100,661			$ 198,514